Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Prospectus Date	rr_ProspectusDate	Mar. 16, 2020
First Trust Horizon Managed Volatility Small Mid ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Horizon Managed Volatility Small/Mid ETF's (the "Fund") investment objective is to seek to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") believes exhibit low future expected volatility. The Fund defines small- and mid-capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of small- or mid-capitalization companies, respectively, based upon the composition of the index at the time of investment. As of March 13, 2020, the Fund considers small- and mid-capitalization companies to be those with a market capitalization between $100 million and $20 billion. The exact size of the companies included will change with market conditions and the Fund will not automatically sell or cease to purchase a stock that it already owns due to changes in market conditions.

The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. Volatility is a statistical measure of the magnitude of changes in the Fund's return without regard to the direction of those changes, and higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. A volatility forecast is a statistical estimate of future expected volatility that uses historical price returns over multiple time frames as inputs to determine volatility forecasts for individual equities. Volatility forecasts are a unique estimate of volatility that the Sub-Advisor believes may be more responsive and accurate in predicting future volatility than historical standard deviation. These statistical models attempt to measure observed characteristics of volatility over time in order to estimate the forecasts. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund.

To begin, the Sub-Advisor gathers historical pricing data and generates return data for the starting universe, which is comprised of common stocks listed and traded on U.S. national securities exchanges that are issued by small- and/or mid-capitalization companies. The Sub-Advisor then uses this data in volatility forecasting models to rank the securities comprising the starting universe from low to high based on their volatility forecasts. Once the final portfolio is selected, the Sub-Advisor gives larger weights to securities with lower future expected volatility; however, the Sub-Advisor may choose to deviate from such approach depending on current market conditions across various market sectors. The Sub-Advisor periodically rebalances and reallocates the portfolio using this methodology, which may result in higher levels of portfolio turnover.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund's shares may trade at a premium or discount to the Fund's net asset value and possibly face delisting.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund's shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund's shares.

LOW VOLATILITY RISK. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not protect against market decline and may limit the Fund's participation in market gains, particularly during periods when market values are increasing, but market volatility is high. A managed volatility strategy may increase portfolio transaction costs, which could result in losses or reduce gains, and may not be successful as it is subject to the Sub-Advisor's ability to correctly analyze and implement in a timely manner volatility management techniques.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET CAPITALIZATION DEVIATION RISK. There can be no assurance that the securities held by the Fund will stay within the Fund's intended market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MID CAPITALIZATION COMPANIES RISK. Mid capitalization companies may be more vulnerable to adverse general market or economic developments and thus may experience greater price volatility than more established large capitalization companies. Securities of mid capitalization companies may also be less liquid than securities of large capitalization companies and may have more limited trading volumes. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

NEW FUND RISK. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than expected.

PREMIUM/DISCOUNT RISK. The market price of the Fund's shares will generally fluctuate in accordance with changes in the Fund's net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund's shares may become less liquid in response to deteriorating liquidity in the market for the Fund's underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund's shares and their net asset value.

SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SMALL CAPITALIZATION COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than large and mid capitalization companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than large and mid capitalization companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

First Trust Horizon Managed Volatility Small Mid ETF | First Trust Horizon Managed Volatility Small/Mid ETF
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 82
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 255

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.